Commitments And Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies (Textual)
Company leases remaining term		4 years
Lease expiration description		The Company leases office space that has a remaining term of 4 years and expired November 30, 2018 which had been canceled in 2014.
Lease expiration date		Nov. 30, 2018
Net rental expense relating to operating leases	$ 43,828	$ 41,314	$ 26,331
New leasing agreement rental expense	$ 3,250